Note 13 - Capital Stock	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
13.
       Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Common Shares having
one
vote per share.

The following table provides a summary of total capital stock issued and outstanding:

	Common Shares
	Number	Amount

Balance, December 31, 2019	41,495,957	$605,428

On
December 13,
2019,
the Company completed a public offering of a total of
2,165,000
Common Shares at a price of
US$92.50
per share, for gross proceeds of
US$200,262
(net proceeds of
$191,737
) with a syndicate of underwriters led by BMO Capital Markets and TD Securities Inc. The net proceeds of the offering were used to repay existing indebtedness under the Facility.